Operating Lease Right-of-Use Assets and Operating Lease Liabilities (Tables)	12 Months Ended
Dec. 31, 2025
Operating Lease Right-of-Use Assets and Operating Lease Liabilities [Abstract]
Schedule of Balance Sheet Information Related to Operating Leases

Supplemental balance sheet information related to operating leases was as follows:

	As of December 31,
	2024	2025	2025
	HK$	HK$	US$

Operating lease right-of-use assets, net	6,960,066	25,679,797	3,299,346

Current operating lease liabilities	2,270,289	5,113,112	656,934
Non-current operating lease liabilities	4,689,777	20,566,685	2,642,412
Total operating lease liabilities	6,960,066	25,679,797	3,299,346

Schedule of Maturities of Operating Lease Liabilities

Maturities of operating lease liabilities as of December 31, 2024 and 2025 were as follows:

For the years ending December 31,	HK$	US$
2026	6,135,527	788,294
2027	5,954,189	764,995
2028	5,113,884	657,033
2029	5,266,904	676,693
2030	4,796,315	616,232
Thereafter	1,349,182	173,343
Total	28,616,001	3,676,590
Less: imputed interest	(2,936,204)	(377,244)
Present value of operating lease liabilities	25,679,797	3,299,346
Less: current portion of lease obligation	(5,113,112)	(656,934)
	20,566,685	2,642,412

Schedule of Other Supplemental Information about the Company’s Operating Lease

Other supplemental information about our operating lease as of December 31, 2024 and 2025:

	As of December 31,
	2024	2025
Weighted average discount rate	4.4%	4.5%
Weighted average remaining lease term (years)	4.17	4.7